Segment Information - Schedule of Disaggregated Revenue by Major Merchandise (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Disaggregated Revenue by Major Merchandise [Line Items]
Revenue	$ 9,845,018	$ 77,204,628		$ 82,121,233
Book Products [Member] | Product Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenue by Major Merchandise [Line Items]
Risk percentage	65.10%	65.10%	41.40%	41.40%
Revenue	$ 6,409,600	$ 50,264,083	$ 4,333,824	$ 34,020,084
Novelty and Packaging Products [Member] | Product Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenue by Major Merchandise [Line Items]
Risk percentage	34.90%	34.90%	58.60%	58.60%
Revenue	$ 3,435,418	$ 26,940,545	$ 6,127,613	$ 48,101,149
Product [Member] | Product Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenue by Major Merchandise [Line Items]
Risk percentage	100.00%	100.00%	100.00%	100.00%
Revenue	$ 9,845,018	$ 77,204,628	$ 10,461,437	$ 82,121,233